Intangible Assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Amortization of acquired intangible assets	$ 8.7	$ 8.5	$ 8.0
Course creation costs
Finite-Lived Intangible Assets [Line Items]
Amortization of acquired intangible assets	$ 2.0	$ 1.5	$ 1.3